Revenue from Contracts with Customers (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 14) for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
(in USD and thousands)
River	$967,428	$880,111	$2,203,230	$1,937,289
Ocean	876,017	663,601	2,147,886	1,684,506
Other	156,193	135,025	425,945	362,358
Total revenue	$1,999,638	$1,678,737	$4,777,061	$3,984,153

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
North America	88.2%	89.2%	88.7%	89.6%
Australia	5.7%	5.8%	5.1%	5.3%
Other	6.1%	5.0%	6.2%	5.1%
	100.0%	100.0%	100.0%	100.0%